Income Taxes, Change in Unrecognized Tax Benefits (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance at beginning of year	$ 5,528	$ 6,069
Additions:
For tax positions related to the current year	412	427
For tax positions related to prior years	324	283
Reductions:
For tax positions related to prior years	(213)	(540)
Lapse of statute of limitations	(50)	(74)
Settlements with tax authorities	(999)	(637)
Balance at end of year	$ 5,002	$ 5,528